MONARCH PROCAP ETF
SCHEDULE OF INVESTMENTS (Unaudited)
May 31, 2022

Shares		Fair Value
	EXCHANGE-TRADED FUNDS — 99.3%
	COMMODITY - 9.6%
147,797	Invesco DB Gold Fund(a),(b)	$ 7,698,347

	EQUITY - 24.6%
24,615	Consumer Discretionary Select Sector SPDR Fund	3,804,002
51,462	Consumer Staples Select Sector SPDR Fund	3,832,375
48,972	Energy Select Sector SPDR Fund	4,270,358
45,994	Materials Select Sector SPDR Fund	3,956,864
87,081	Real Estate Select Sector SPDR Fund	3,850,722
		19,714,321
	FIXED INCOME - 65.1%
348,051	iShares Core U.S. Aggregate Bond ETF	36,012,837
162,820	SPDR Bloomberg High Yield Bond ETF	16,057,308
		52,070,145

	TOTAL EXCHANGE-TRADED FUNDS (Cost $81,430,876)	79,482,813

	TOTAL INVESTMENTS - 99.3% (Cost $81,430,876)	$ 79,482,813
	OTHER ASSETS IN EXCESS OF LIABILITIES- 0.7%	558,221
	NET ASSETS - 100.0%	$ 80,041,034

ETF	- Exchange-Traded Fund
SPDR	- Standard & Poor's Depositary Receipt

(a)	Non-income producing security.
(b)	Affiliated Company – Monarch ProCap ETF holds in excess of 5% of outstanding voting securities of this security.